Hartford HLS Series Fund II, Inc.
690 Lee Road

Wayne, PA 19010

May 3, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           HARTFORD HLS SERIES FUND II, INC., FILE NOS. 033-03920/811-04615

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of shares of Hartford HLS Series Fund II, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.              that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 74 to the Registrant’s registration statement (the “Amendment”) filed on April 11, 2017; and

2.              that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on April 11, 2017.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-4077.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises
Assistant Secretary

cc:                                John V. O’Hanlon, Esq.